Wellington Shields All-Cap Fund
		Schedule of Investments
		February 28, 2022 (Unaudited)
Shares				Fair Value	% of Net Assets

COMMON STOCKS
Aerospace & Defense
12,500	Raytheon Technologies Corp.			$ 1,283,750	2.28%

Beverages
2,000	Constellation Brands, Inc. - Class A			431,240	0.77%

Capital Markets
2,100	Blackrock Inc.			1,562,169
13,900	Blackstone, Inc.			1,771,833
				3,334,002	5.93%

Chemicals
16,500	CF Industries Holdings, Inc.			1,339,635
5,000	Linde PLC (United Kingdom)			1,466,200
5,550	The Sherwin-Williams Company			1,460,372
				4,266,207	7.58%

Crude Petroleum & Natural Gas
19,000	Devon Energy Corporation			1,131,450
16,000	Diamondback Energy, Inc.			2,209,600
8,000	Pioneer Natural Resources Company			1,916,800
				5,257,850	9.35%

Electronic Computers
8,000	Apple Inc.			1,320,960	2.35%

Electric Services
23,000	Constellation Energy Corp.			1,057,540	1.88%

Fabricated Plate Work (Boiler Shops)
7,500	Chart Industries, Inc. *			1,083,000	1.93%

Farm Machinery & Equipment
4,300	Deere & Co.			1,548,086	2.75%

Health Care Equipment & Supplies
11,400	Edwards Lifesciences Corporation *			1,281,018	2.28%

Health Care Providers & Services
4,800	McKesson Corporation			1,319,808	2.35%

Industrial Conglomerates
6,500	Honeywell International Inc.			1,233,375	2.19%

Internet & Direct Marketing Retail
850	Alphabet, Inc. - Class A *			2,295,969
92	Alphabet, Inc. - Class C *			248,199
430	Amazon.com, Inc. *			1,320,642
				3,864,810	6.86%

IT Services
3,400	Accenture PLC - Class A (United Kingdom)			1,074,468	1.91%

Life Sciences Tools & Services
3,600	Thermo Fisher Scientific Inc.			1,958,400	3.48%

Metal Mining
40,000	Freeport-McMoRan Inc.			1,878,000	3.34%

Metals & Mining
13,500	Wheaton Precious Metals Corp. (Canada)			591,165	1.05%

Motor Vehicles & Passenger Car Bodies
1,270	Tesla, Inc. *			1,105,446	1.96%

Multiline Retail
6,500	Target Corporation			1,298,505	2.31%

Pharmaceuticals
9,500	Pfizer Inc.			445,930	0.79%

Plastic Materials, Synth Resins & Nonvulcan Elastomers
1,400	Albemarle Corporation			274,246	0.49%

Rubber & Plastics Footwear
4,000	Crocs, Inc. *			334,920	0.60%

Security Brokers, Dealers & Flotation Companies
15,000	Morgan Stanley & Co.			1,361,100	2.42%

Semiconductors & Related Devices
5,000	NVIDIA Corporation			1,219,250	2.17%

Semiconductors & Semiconductor Equipment
16,000	Microchip Technology Incorporated			1,125,280	2.00%

Software
5,500	Microsoft Corporation			1,643,345	2.92%

Specialty Retail
2,000	The Home Depot, Inc.			631,660	1.12%

State Commercial Banks
3,200	SVB Financial Group *			1,939,200	3.45%

Transportation Services
17,800	GXO Logistics, Inc. *			1,493,954
11,800	XPO Logistics, Inc. *			857,624
				2,351,578	4.17%

Total for Common Stocks (Cost $32,063,841)				46,514,139	82.68%

EXCHANGE TRADED FUNDS
Equity Funds
5,400	iShares® U.S. Consumer Staples ETF			1,077,354
11,000	SPDR® S&P® Oil & Gas Exploration & Production ETF			1,286,010
7,000	SPDR® S&P® Regional Banking ETF			519,960
10,000	The Health Care Select Sector SPDR Fund ETF			1,299,600
26,500	VanEck®Gold Miners ETF			911,070
9,000	VanEck®Junior Gold Miners ETF			388,170
3,500	VanEck®Semiconductor ETF			938,525

Total for Exchange Traded Funds (Cost $5,273,060)				6,420,689	11.41%

REAL ESTATE INVESTMENT TRUSTS
9,000	Simon Property Group Inc.			1,238,040	2.20%
Total for Real Estate Investment Trusts (Cost $1,482,677)

MONEY MARKET FUNDS
2,074,724	First American Treasury Obligations Fund - Class X 0.01% **			2,074,724	3.69%
	(Cost - $2,074,724)

	Total Investments			56,247,592	99.98%
	(Cost - $40,894,302)

	Other Assets in Excess of Liabilities			10,766	0.02%

	Net Assets			$ 56,258,358	100.00%

* Non-Income Producing Security.
** The Yield shown represents the 7-day yield at February 28, 2022.

1. SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of securities owned at February 28, 2022, was $40,894,302. At February 28, 2022, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments was as follows:

		Unrealized Appreciation		$ 16,564,565
		Unrealized Depreciation		(1,211,275)
		Unrealized Appreciation		$ 15,353,290

2. SECURITIES VALUATIONS

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Fund’s major categories of assets measured at fair value on a recurring basis follows.

Equity securities (common stocks, including ADRs and REITs). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid, it is generally categorized as a level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at net asset value provided by the funds and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of February 28, 2022:

Valuation of Inputs and Assets		Level 1	Level 2	Level 3	Total
Common Stocks		$ 46,514,139	$ -	$ -	$ 46,514,139
Exchange Traded Funds		6,420,689			6,420,689
Real Estate Investment Trusts		1,238,040			1,238,040
Money Market Funds		2,074,724	-	-	2,074,724
Total		$ 56,247,592	$ -	$ -	$ 56,247,592

Refer to the Fund's Schedule of Investments for a listing of securities by industry. The Fund did not hold any Level 3 assets or liabilities during the fiscal quarter ended February 28, 2022.